Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Apr. 25, 2017
Document Effective Date	Apr. 30, 2017
Prospectus Date	Apr. 30, 2017
Diamond Hill Valuation-Weighted 500 ETF | Diamond Hill Valuation-Weighted 500 ETF
Prospectus:
Trading Symbol	DHVW